SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Reconciliation of Segment Net Revenue To Segment Adjusted Gross Profit
The following table includes segment revenue and significant segments expenses:

	Year ended December 31, 2025			Year ended December 31, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Net revenue	$161,627	$110,444	$272,071	$149,266	$124,602	$273,868
Adjusted cost of goods sold(1)	(38,403)	(38,951)	$(77,354)	(30,697)	(39,618)	$(70,315)
Adjusted gross profit	$123,224	$71,493	$194,717	$118,569	$84,984	$203,553
(1) Adjusted gross cost of goods sold excludes the fair value of the related party liability for the unfavorable discount to Obagi China Business as part of the Business Combination, the advanced purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated, and the Supply Agreement and Formulations intangible assets amortized to cost of goods sold.

	Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total
Net revenue	$117,651	$100,487	$218,138
Adjusted cost of goods sold(1)	(33,922)	(33,801)	$(67,723)
Adjusted gross profit	$83,729	$66,686	$150,415
(1) Adjusted gross cost of goods sold excludes the fair value of the related party liability for the unfavorable discount to Obagi China Business as part of the Business Combination, the amortization of the inventory fair value step-up as a result of the Business Combination, and the Supply Agreement and Formulations intangible assets amortized to cost of goods sold.
The following table reconciles total consolidated adjusted gross profit to consolidated net loss before and after income taxes:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Adjusted gross profit	$194,717	$203,553	$150,415
Amortization of the fair value of the related party liability(1)	—	(2,260)	(4,058)
Discontinued product write-off(2)	494	2,864	—
Amortization of the inventory fair value adjustment(3)	—	—	1,691
Amortization impact of intangible assets(4)	11,205	11,205	11,205
Selling, general and administrative	247,984	245,297	223,508
Loss on impairment of goodwill	152,018	5,031	—
Interest expense, net	25,094	17,155	18,906
Loss on extinguishment of debt	24,398	—	—
Gain on sale of trademark	(5,679)	—	—
Loss on acquisition	6,233	—	—
Change in fair value of derivative liabilities	(3,695)	(23,627)	10,337
Change in contingent consideration liabilities	(861)	—	—
Other expenses (income), net	(229)	(3,574)	1,769
Loss before income taxes	$(262,245)	$(48,538)	$(112,943)
(1) Relates to the fair value of the related party liability for the unfavorable discount to Obagi China Business as part of the Business Combination.
(2) Relates to the advance purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated.
(3) Relates to the amortization of the inventory fair value step-up as a result of the Business Combination.
(4) The Supply Agreement and Formulations intangible assets are amortized to cost of goods sold.